Variable Interest Entities (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Interest income for WES			$ 1,028	$ 1,003	$ 1,022
Western Gas Partners LP [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Note receivable for WES		$ 260
Debt instrument, term		30 years
Fixed annual rate		6.50%
Interest income for WES			17	17	17
Cash payment received	$ 37
Above-market component of swap extensions with Anadarko			$ 52	$ 59	$ 46